Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2015	$ 161	$ 59,937	$ (18,537)	$ (9)	$ (3,245)	$ 5	$ 38,312
Net income			1,627				1,627
Other comprehensive income (loss)				11			11
Issuance of stock based incentive plan shares, net of forfeitures	3	(3)
Restricted stock expense, net of forfeitures		96					96
Stock option expense, net of forfeitures		26					26
Purchase of treasury shares					(30)		(30)
Cash dividends declared on Series B preferred stock and accretion of discount		107	(857)				(750)
Balance at Dec. 31, 2016	164	60,163	(17,767)	2	(3,275)	5	39,292
Net income			1,346				1,346
Other comprehensive income (loss)				(49)			(49)
Issuance of stock based incentive plan shares, net of forfeitures	2	(2)
Restricted stock expense, net of forfeitures		246					246
Purchase of treasury shares					(49)		(49)
Conversion of Series B preferred stock to common stock	69	(64)				$ (5)
Exercise of warrants to common stock		38					38
Cash dividends declared on Series B preferred stock and accretion of discount		103	(666)				(563)
Balance at Dec. 31, 2017	$ 235	$ 60,484	$ (17,087)	$ (47)	$ (3,324)		$ 40,261